Consolidated statement of cash flows - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Consolidated statement of cash flows
Inflow from operating activities	€ 18,054	€ 18,081	€ 17,215
Cash flows from investing activities
Purchase of interests in subsidiaries, net of cash acquired			(136)
Purchase of interests in associates and joint ventures	(78)	(445)	(13)
Purchase of intangible assets	(2,963)	(3,262)	(3,227)
Purchase of property, plant and equipment	(6,250)	(5,798)	(5,413)
Purchase of investments	(767)	(2,009)	(3,726)
Disposal of interests in subsidiaries, net of cash disposed	6,976		157
Disposal of interests in associates and joint ventures		446	420
Disposal of property, plant and equipment and intangible assets	98	33	43
Disposal of investments	1,650	3,282	1,704
Dividends received from associates and joint ventures	617	638	628
Interest received	338	247	301
Outflow from investing activities	(379)	(6,868)	(9,262)
Cash flows from financing activities
Proceeds from issue of long-term borrowings	4,071	2,548	4,359
Repayment of borrowings	(13,538)	(8,248)	(12,237)
Net movement in short-term borrowings	3,172	3,002	(2,791)
Net movement in derivatives	261	(293)	279
Interest paid	(1,951)	(1,804)	(2,152)
Payments for settlement of written put options	(12)		(1,482)
Purchase of treasury shares	(1,867)	(2,087)	(62)
Issue of ordinary share capital and reissue of treasury shares	10		5
Equity dividends paid	(2,484)	(2,474)	(2,427)
Dividends paid to non-controlling shareholders in subsidiaries	(400)	(539)	(391)
Other transactions with non-controlling shareholders in subsidiaries	(692)	189	1,663
Other movements with associates and joint ventures			40
Outflow from financing activities	(13,430)	(9,706)	(15,196)
Net cash inflow/(outflow)	4,245	1,507	(7,243)
Cash and cash equivalents at beginning of the financial year	7,371	5,790
Exchange gain/(loss) on cash and cash equivalents	12	74	(255)
Cash and cash equivalents at end of the financial year	€ 11,628	€ 7,371	€ 5,790